SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN THE INCOME TAX BENEFIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Computed expected income tax benefit		¥ (103,234)	¥ (244,060)	¥ (223,333)
Share-based compensation		5,560	26,865	66,705
Non-deductible entertainment		1,264	1,240	940
Uninvoiced expenditures
Taxable deemed interest income from inter-company interest-free loans		1,828	2,659	6,659
Non-deductible IPO fees				824
Employee commercial Insurance		208	291	372
Effect of withholding tax at 7% on the interest income of a PRC subsidiary			¥ 2,121	¥ 1,144
Effect of withholding tax on the interest income of a PRC subsidiary, percentage	7.00%	7.00%	7.00%	7.00%
Selling Commission		¥ 1,057	¥ 1,003	¥ 2,072
Others		167	109	63
Non-PRC entities not subject to income tax		16,571	66,530	47,479
Effect of income tax rate differences in jurisdictions other than the PRC		(282)	2,964	(2,334)
Over provision in respect of prior years		36	203	4,883
NOL expired		34,921	38,871	8,635
Amortization of intangible assets formed by business combinations		(429)	(8,806)	(536)
Others		(2,759)	1,701	813
Changes in valuation allowance		44,528	107,967	96,734
Total income tax expense	$ (79)	¥ (564)	¥ (342)	¥ 11,120